Consolidated Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and noninterest-bearing deposits with banks	$ 10,617	$ 8,914
Interest-bearing deposits with banks	35,034	42,716
Total cash and cash equivalents	45,651	51,630
Securities available for sale	94,965	85,670
Securities held to maturity (estimated fair value: 2012 - $24,624; 2011 - $22,847)	23,511	22,848
Federal Home Loan Bank stock	6,281	6,281
Total loans	558,288	598,308
Less: Allowance for loan losses	(6,905)	(7,344)
Net loans	551,383	590,964
Premises and equipment, net	8,680	9,216
Other real estate owned	3,667	4,256
Accrued interest receivable	2,057	2,872
Goodwill	1,267	1,267
Bank owned life insurance and annuity assets	25,056	23,097
Other assets	6,705	6,076
Total assets	769,223	804,177
Liabilities
Noninterest-bearing deposits	139,526	138,143
Interest-bearing deposits	515,538	549,743
Total deposits	655,064	687,886
Other borrowed funds	14,285	20,296
Subordinated debentures	13,500	13,500
Accrued liabilities	10,554	10,652
Total liabilities	693,403	732,334
Commitments and Contingent Liabilities (See Note J)
Shareholders’ Equity
Common stock ($1.00 stated value per share, 10,000,000 shares authorized; 2012 - 4,721,943 shares issued; 2011 - 4,686,295 shares issued)	4,722	4,686
Additional paid-in capital	34,109	33,473
Retained earnings	51,094	48,435
Accumulated other comprehensive income	1,607	961
Treasury stock, at cost (659,739 shares)	(15,712)	(15,712)
Total shareholders’ equity	75,820	71,843
Total liabilities and shareholders’ equity	$ 769,223	$ 804,177